                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):          [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022


Form 13F File Number:      28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Hogan
Title:   Treasurer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


   /s/      John D. Hogan                    New York, NY           02/05/03
       -----------------------------    -----------------------  --------------
             [Signature]                     [City, State]           [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     3
                                            ------------

Form 13F Information Table Entry Total:              109
                                            ------------

Form 13F Information Table Value Total:          632,421
                                            ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                 NONE

      No.        Form 13F File Number        Name

      1          28 - 10208                  Richmond Enterprises, Inc.
    -----             --------------------   --------------------------


      2          28 - 10207                  New York Community Bank
    -----             --------------------   -----------------------


      3          28 - 10200                  New York Community Bancorp, Inc.
    -----             --------------------   --------------------------------

                                    13F FORM
                            AS OF DECEMBER 31, 2002


                                                                                                                    VOTING AUTHORITY
                                   TITLE OF                       VALUE       SHARES/ SH/   PUT/  INVST             ----------------
NAME OF ISSUER                     CLASS              CUSIP       (x$1000)    PRN AMT PRN   CALL  DSCRE    MANA        SOLE SHARED
------------------------------     -------------      ---------   --------    ------- ---   ----  -----    ----     ------- -------
ABBOTT LABS                        COM                002824100       1240      31010 SH          SOLE                31010
AFLAC INC                          COM                001055102       4536     150585 SH          SOLE               150585
AGILENT TECHNOLOGIES INC           COM                00846U101        559      31100 SH          SOLE                31100
ALICO INC                          COM                016230104        281      10550 SH          SOLE                10550
ALLERGAN INC                       COM                018490102      10391     180335 SH          SOLE               180335
AMB PROPERTY CORP                  COM                00163T109      20123     735475 SH          SOLE               735475
AMERICAN INTL GROUP INC            COM                026874107       2111      36489 SH          SOLE                36489
AMGEN INC                          COM                031162100        464       9600 SH          SOLE                 9600
ANADARKO PETE CORP                 COM                032511107       1252      26140 SH          SOLE                26140
ANALOG DEVICES INC                 COM                032654105      11665     488680 SH          SOLE               488680
ANNALY MTG MGMT INC                COM                035710409        231      12300 SH          SOLE                12300
APPLERA CORP                       COM AP BIO GRP     038020103        605      34500 SH          SOLE                34500
AUTOMATIC DATA PROCESSING IN       COM                053015103        771      19656 SH          SOLE                19656
BANK MUT CORP                      COM                063748107       2216      95810 SH          SOLE                95810
BANK HAWAII CORP                   COM                062540109        775      25500 SH          SOLE                25500
BAXTER INTL INC                    COM                071813109       1927      68825 SH          SOLE                68825
BERKSHIRE HATHAWAY INC DEL         CL A               084670108        509          7 SH          SOLE                    7
BERKSHIRE HATHAWAY INC DEL         CL B               084670207       1638        676 SH          SOLE                  676
BIO RAD LABS INC                   CL A               090572207      14732     380675 SH          SOLE               380675
BRISTOL MYERS SQUIBB CO            COM                110122108        605      26150 SH          SOLE                26150
CAPITOL FED FINL                   COM                14057C106       5466     189800 SH          SOLE               189800
CASCADE CORP                       COM                147195101        679      42600 SH          SOLE                42600
CASCADE NAT GAS CORP               COM                147339105       3545     177255 SH          SOLE               177255
CELGENE CORP                       COM                151020104        696      32400 SH          SOLE                32400
CHARTER FINL CORP WEST PT GA       COM                16122M100       4261     137100 SH          SOLE               137100
CHEVRONTEXACO CORP                 COM                166764100        473       7114 SH          SOLE                 7114
COLGATE PALMOLIVE CO               COM                194162103        846      16140 SH          SOLE                16140
CONCORD EFS INC                    COM                206197105       2367     150360 SH          SOLE               150360
CREE INC                           COM                225447101        441      27000 SH          SOLE                27000
D R HORTON INC                     COM                23331A109      16596     956562 SH          SOLE               956562
DIEBOLD INC                        COM                253651103      27556     668500 SH          SOLE               668500
DISNEY WALT CO                     COM DISNEY         254687106        550      33696 SH          SOLE                33696
DOMINION RES INC VA NEW            COM                25746U109        703      12811 SH          SOLE                12811
DOVER CORP                         COM                260003108       1750      60000 SH          SOLE                60000
DUCOMMUN INC DEL                   COM                264147109        178      11200 SH          SOLE                11200
DUKE ENERGY CORP                   COM                264399106       1303      66700 SH          SOLE                66700
ECHOSTAR COMMUNICATIONS NEW        CL A               278762109       3290     147800 SH          SOLE               147800
ETHAN ALLEN INTERIORS INC          COM                297602104       9014     262250 SH          SOLE               262250
EXXON MOBIL CORP                   COM                30231G102       2137      61174 SH          SOLE                61174
FIDELITY NATL FINL INC             COM                316326107       4826     146995 SH          SOLE               146995
GENERAL ELEC CO                    COM                369604103        379      15550 SH          SOLE                15550
GETTY IMAGES INC                   COM                374276103       1894      62000 SH          SOLE                62000
GLOBALSANTAFE CORP                 SHS                G3930E101       1980      81395 SH          SOLE                81395
HARLEY DAVIDSON INC                COM                412822108        277       6000 SH          SOLE                 6000
HUDSON CITY BANCORP                COM                443683107      35594    1910600 SH          SOLE              1910600
INTERNATIONAL FLAVORS&FRAGRA       COM                459506101      19466     554575 SH          SOLE               554575
INTERNATIONAL RECTIFIER CORP       COM                460254105        659      35725 SH          SOLE                35725
INVITROGEN CORP                    COM                46185R100        345      11000 SH          SOLE                11000
JOHNSON & JOHNSON                  COM                478160104       4686      87252 SH          SOLE                87252
KEYNOTE SYS INC                    COM                493308100        154      20000 SH          SOLE                20000
KIMCO REALTY CORP                  COM                49446R109       8234     268725 SH          SOLE               268725
KYPHON INC                         COM                501577100       2290     268100 SH          SOLE               268100
LENNAR CORP                        COM                526057104        539      10450 SH          SOLE                10450
LIFECORE BIOMEDICAL INC            COM                532187101        132      15400 SH          SOLE                15400
M & T BK CORP                      COM                55261F104       2673      33691 SH          SOLE                33691
MERCK & CO INC                     COM                589331107        702      12400 SH          SOLE                12400
MERCURY COMPUTER SYS               COM                589378108      26076     854395 SH          SOLE               854395
MFA MTG INVTS INC                  COM                55272X102      15067    1793700 SH          SOLE              1793700
MILLIPORE CORP                     COM                601073109        518      15225 SH          SOLE                15225



                                    13F FORM
                            AS OF DECEMBER 31, 2002


MRV COMMUNICATIONS INC             COM                553477100         18      17000 SH          SOLE                17000
MURPHY OIL CORP                    COM                626717102       3188      74400 SH          SOLE                74400
NEW YORK CMNTY BANCORP INC         COM                649445103      14768     511363 SH          SOLE               511363
NISOURCE INC                       COM                65473P105       8296     414800 SH          SOLE               414800
NORTHWEST NAT GAS CO               COM                667655104        729      26950 SH          SOLE                26950
NUI CORP                           COM                629431107       4828     279750 SH          SOLE               279750
ORACLE CORP                        COM                68389X105        130      12000 SH          SOLE                12000
PALL CORP                          COM                696429307       1060      63550 SH          SOLE                63550
PATRIOT BANK CORP PA               COM                70335P103        169      11000 SH          SOLE                11000
PEPSICO INC                        COM                713448108       1715      40618 SH          SOLE                40618
PFIZER INC                         COM                717081103        420      13740 SH          SOLE                13740
PIONEER NAT RES CO                 COM                723787107      19774     783125 SH          SOLE               783125
PLUM CREEK TIMBER CO INC           COM                729251108       9934     420950 SH          SOLE               420950
PMC COML TR                        SH BEN INT         693434102       6510     522900 SH          SOLE               522900
POGO PRODUCING CO                  COM                730448107      16659     447225 SH          SOLE               447225
PORT FINL CORP                     COM                734119100       9388     210400 SH          SOLE               210400
PRESSTEK INC                       COM                741113104         51      11000 SH          SOLE                11000
PRINCIPAL FINANCIAL GROUP IN       COM                74251V102      12237     406151 SH          SOLE               406151
PROBUSINESS SERVICES INC           COM                742674104       5231     523100 SH          SOLE               523100
PROCTER & GAMBLE CO                COM                742718109        600       6977 SH          SOLE                 6977
QUINTON CARDIOLOGY SYS INC         COM                748773108       4934     624500 SH          SOLE               624500
RPM INTL INC                       COM                749685103        902      59000 SH          SOLE                59000
SIGMA ALDRICH CORP                 COM                826552101       2625      53900 SH          SOLE                53900
SLM CORP                           COM                78442P106      20270     195162 SH          SOLE               195162
SOUTHWESTERN ENERGY CO             COM                845467109       3126     273000 SH          SOLE               273000
ST JOE CO                          COM                790148100      10116     337200 SH          SOLE               337200
STANCORP FINL GROUP INC            COM                852891100      21336     436775 SH          SOLE               436775
STANLEY WKS                        COM                854616109      26189     757340 SH          SOLE               757340
TELEFLEX INC                       COM                879369106      21843     509275 SH          SOLE               509275
TIERONE CORP                       COM                88650R108      16112    1062800 SH          SOLE              1062800
U S PHYSICAL THERAPY INC           COM                90337L108       1596     143100 SH          SOLE               143100
UNILEVER N V                       N Y SHS NEW        904784709        806      13069 SH          SOLE                13069
VENTANA MED SYS INC                COM                92276H106       1461      63370 SH          SOLE                63370
VERIZON COMMUNICATIONS             COM                92343V104        657      16964 SH          SOLE                16964
W P CAREY & CO LLC                 COM                92930Y107        317      12800 SH          SOLE                12800
WEINGARTEN RLTY INVS               SH BEN INT         948741103        348       9450 SH          SOLE                 9450
WESTFIELD FINANCIAL INC            COM                96008D101       4605     297100 SH          SOLE               297100
WESTPORT RES CORP NEW              COM                961418100      21403    1029000 SH          SOLE              1029000
WESTWOOD ONE INC                   COM                961815107       6333     169500 SH          SOLE               169500
WILEY JOHN & SONS INC              CL A               968223206       2449     102000 SH          SOLE               102000
YANKEE CANDLE INC                  COM                984757104       2186     136650 SH          SOLE               136650
SEALED AIR CORP NEW                PFD CV A $2        81211K209       1657      38900 SH          SOLE                38900
WESTPORT RES CORP NEW              PFD CONV           961418209       5327     252450 SH          SOLE               252450
ANALOG DEVICES INC                 NOTE 4.750%10/0    032654AD7        884     890000 PRN         SOLE               890000
ECHOSTAR COMMUNICATIONS NEW        NOTE 4.875% 1/0    278762AD1      22784   25745000 PRN         SOLE             25745000
GETTY IMAGES INC                   NOTE 5.000% 3/1    374276AE3       5469    5920000 PRN         SOLE              5920000
INTERNATIONAL RECTIFIER CORP       NOTE 4.250% 7/1    460254AE5      14685   17201000 PRN         SOLE             17201000
INVITROGEN CORP                    NOTE 5.500% 3/0    46185RAB6       7574    8210000 PRN         SOLE              8210000
LEVEL 3 COMMUNICATIONS INC         NOTE 6.000% 9/1    52729NAG5          4      10000 PRN         SOLE                10000
POGO PRODUCING CO                  NOTE 5.500% 6/1    730448AE7       3745    3525000 PRN         SOLE              3525000